Document and Entity Information	Sep. 14, 2022
Cover [Abstract]
Entity Registrant Name	CONAGRA BRANDS INC.
Amendment Flag	false
Entity Central Index Key	0000023217
Document Type	8-K
Document Period End Date	Sep. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-7275
Entity Tax Identification Number	47-0248710
Entity Address, Address Line One	222 Merchandise Mart Plaza
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	549-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5.00 par value
Trading Symbol	CAG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false